Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 3,287,054	$ 94
Accounts Receivable:
Oil, natural gas and natural gas liquids revenues	1,417,751	0
Acquisition post-closing receivable	1,556,530	0
Deferred offering costs and other assets	0	1,449,930
Total Current Assets	6,261,335	1,450,024
Oil and natural gas properties, successful efforts method, net of accumulated depreciation, depletion and amortization; December 31, 2015, $391,624; December 31, 2014, $0	158,895,191	0
Total Assets	165,156,526	1,450,024
Liabilities and Partners’ Equity (Deficit)
Note payable	81,684,758	0
Due to general partner member	0	1,232,675
Contingent Consideration	4,743,752	0
Accounts payable and accrued expenses	3,449,442	390,000
Total Current Liabilities	89,877,952	1,622,675
Limited partners' interest (4,486,625 common units and 0 units issued and outstanding at December 31, 2015 and December 31, 2014, respectively)	75,280,301	(170,924)
General partner's interest	(1,727)	(1,727)
Class B Units (100,000 units and 0 units issued and outstanding at December 31, 2015 and December 31, 2014, respectively)	0	0
Total Partners’ Equity (Deficit)	75,278,574	(172,651)
Total Liabilities and Partners’ Equity (Deficit)	$ 165,156,526	$ 1,450,024